Note 10. Common Stock	6 Months Ended
Jun. 30, 2016
Notes
Note 10. Common Stock

Note 10.          Common Stock

In October 2012, the Company issued 300,000 shares of common stock and granted 150,000 stock warrants to Strategic Asset Management, Inc., to extend the period through December 2015 of services performed in connection with a December 2010 Financial Public Relations Agreement.  To reflect the entire value of the stock and warrants issued, the Company recorded a non-cash charge to earnings of $421,300 ratably from 2013 to 2015.  For the six months ended June 30, 2016 and 2015, the charge to earnings was approximately $-0- and $125,200, respectively.  For the three months ended June 30, 2016 and 2015, the charge to earnings was approximately $-0- and $91,100, respectively.

In September 2014, the Company executed a Financial Public Relations Agreement with Dynasty Wealth, Inc., for a one year term.  For its services, the Company issued Dynasty Wealth 350,000 warrants to purchase the Company's unregistered common stock at an exercise price of $1.50 per share, and $10,000 per month, to be paid in either cash or shares of the Company’s unregistered common stock at the Company’s discretion.  To reflect the entire value of the warrants issued, the Company recorded a non-cash charge to earnings of $460,700 ratably through September 14, 2015, the ending date of the agreement.  For the six months ended June 30, 2016 and 2015 the charge to earnings for the entire agreement was approximately $-0- and $290,400, respectively, of which the non-cash portion of the agreement was approximately $-0- and $230,400, respectively.  For the three months ended June 30, 2016 and 2015 the charge to earnings for the entire agreement was approximately $-0- and $145,200, respectively, of which the non-cash portion of the agreement was approximately $-0- and $115,200, respectively.  In the third quarter of 2015, the Company notified Dynasty that it was not renewing its contract.

In November 2014, the Company executed a Public Relations Agreement with Global IR Group, Inc., for a one year term.  For its services, the Company issued Global IR 100,000 shares of the Company’s unregistered common stock.  To reflect the entire value of the stock issued, the Company was recording a non-cash charge to earnings of $165,000 ratably through November 2015, the original ending date of the agreement.  For the six months ended June 30, 2016 and 2015, the charge to earnings was approximately $-0- and $146,200, respectively.  For the three months ended June 30, 2016 and 2015, the charge to earnings was approximately $-0- and $105,000, respectively.  In the third quarter of 2015, the Company notified Global IR that it was not renewing its contract.

In July 2015, the Company executed a Public Relations Agreement with Financial Genetics, LLC, for a one year term.  For its services, the Company issued Financial Genetics 100,000 shares of the Company’s unregistered common stock.  To reflect the entire value of the Agreement, the Company is recording a non-cash charge to earnings of $100,000 ratably through July 2016, the ending date of the agreement.  For the six months ended June 30, 2016 and 2015, the charge to earnings was $50,000 and $-0-, respectively.  For the three months ended June 30, 2016 and 2015, the charge to earnings was $25,000 and $-0-, respectively.

In March 2016, the Company entered into an initial one (1) year agreement with Arrowroot Partners, LLC (“Arrowroot”), to assist in obtaining equity or debt financing for the Company.  The Company issued 15,460 shares of its unregistered common stock, valued at $15,000, to Arrowroot as a non-refundable restricted equity share retainer fee, which can be applied toward future financing fees in connection with any placements.  A cash fee of 8% of the gross proceeds and a warrant fee of 8% of the number of shares placed, in addition to preapproved expenses, will be paid to Arrowroot for its services if they are successful in obtaining debt or equity financing.

In late March 2016, the Company executed a two week preliminary public relations agreement with M & T Business Consultants, Inc., (“M&T”).  For the services rendered the Company issued M&T 50,000 shares of the Company’s unregistered common stock.  To reflect the entire value of the Agreement, the Company is recording a non-cash charge to earnings of $43,000 ratably between March and April 2016, the ending date of the agreement.  For the six months ended June 30, 2016 and 2015, the charge to earnings was $43,000 and $-0-, respectively.  For the three months ended June 30, 2016 and 2015, the charge to earnings was $9,214 and $-0-, respectively.

In March 2016, the Company issued a total of 4,652 shares of unregistered common stock, valued at a total of $4,000, to four independent directors in lieu of cash owed for a board meeting attended.  To reflect the value of the stock issued, the Company recorded a charge to earnings totaling $4,000 in the first quarter of 2016.

In April 2016, the Company entered into a share purchase agreement with a Purchaser pursuant to which the Company sold 100,000 shares of its common stock (the “Shares”) to the Purchaser for a total of $100,000, or a purchase price of $1.00 per share, and 50,000 warrants to purchase stock for $1.50 per share, to provide operating capital.  All the shares issued were restricted and have limited “piggy-back” registration rights in connection with certain registration statement filings of the Company under the Securities Act of 1933 as amended (the “Securities Act”).  The transaction was exempt from the registration requirements under the Securities Act pursuant to section 4(2) as a transaction by an issuer not involving a public offering.

In June 2016, the Company executed a four month financial and investor relations agreement with Triumph Investor Relations, Inc., (“Triumph”).  For the services rendered the Company issued Triumph 75,000 shares of the Company’s unregistered common stock.  To reflect the entire value of the Agreement, the Company is recording a non-cash charge to earnings of $72,750 ratably between June and September 2016, the ending date of the agreement.  For the three months ended June 30, 2016 and 2015, the charge to earnings was $18,188 and $-0-, respectively.

In late June 2016, the Company executed a three month public relations agreement with M & T Business Consultants, Inc., (“M&T”).  For the services rendered the Company issued M&T 325,000 shares of the Company’s unregistered common stock, and $91,667 per month, to be paid in either cash or shares of the Company’s unregistered common stock, with the type of payment to be agreed upon between M&T and the Company.  To reflect the entire value of the Agreement, the Company is recording a charge to earnings of $567,500 ratably between June and September 2016, the ending date of the agreement, with the non-cash portion of the agreement valued at $292,500.  For the both the six months and three months ended June 30, 2016 and 2015 the charge to earnings for the entire agreement was $18,705 and $-0-, respectively, of which the non-cash portion of the agreement was $9,538 and $-0-, respectively.

In all of the issuances contained in this Note 10, the value of stock issued was determined based on the trading price of the shares on the commitment date of the agreement and any warrants issued were valued using the Black Scholes valuation model as of the commitment date – for more details see Note 12.